Statements of Cash Flows (Parenthetical) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Memorandum Items [Abstract]
Cash	€ 10,370	€ 8,583	€ 8,413
Cash equivalents at central banks	89,005	87,430	54,637
Other financial assets	14,288	14,982	13,404
Total cash and cash equivalents	€ 113,663	€ 110,995	€ 76,454